 JOHNSON MUTUAL FUNDS TRUST

May 8, 2008

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, D.C. 20549

Re:	Johnson Mutual Funds Trust
Post Effective Amendment No. 24 to the Registration Statement on Form N-1A (File Nos. 33-52970 and 811-07254, CIK No. 0001144204)

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by Johnson Mutual Funds Trust, on behalf of the JIC Institutional Bond Funds I, II and III and the Johnson Enhanced Return Fund (the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation ST.

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and on behalf of Johnson Mutual Funds (the “Trust”), I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 24 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 30, 2008.

Questions related to this filing should be directed to Donald S. Mendelsohn of Thompson Hine LLP at (513) 352-6546.

Very truly yours,

Timothy E. Johnson
President